AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.8%
Information Technology – 30.3%
Communications Equipment – 1.0%
Arista Networks, Inc.(a)	10,829	$2,240,845
Motorola Solutions, Inc.	9,739	1,527,173

		3,768,018

Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp. - Class A	20,869	2,259,487
Cognex Corp.	25,982	1,691,428
IPG Photonics Corp.(a)	19,072	3,241,668

		7,192,583

IT Services – 8.0%
Euronet Worldwide, Inc.(a)	5,293	482,192
PayPal Holdings, Inc.(a)	58,667	11,559,159
Visa, Inc. - Class A	92,307	18,458,631

		30,499,982

Semiconductors & Semiconductor Equipment – 6.9%
ASML Holding NV (ADR)	11,300	4,172,751
NVIDIA Corp.	10,436	5,648,172
QUALCOMM, Inc.	50,359	5,926,247
Texas Instruments, Inc.	14,004	1,999,631
Xilinx, Inc.	85,441	8,906,370

		26,653,171

Software – 12.5%
Adobe, Inc.(a)	14,993	7,353,017
ANSYS, Inc.(a)	2,554	835,745
Fortinet, Inc.(a)	35,103	4,135,485
Microsoft Corp.	133,930	28,169,497
Paycom Software, Inc.(a)	6,904	2,149,215
Slack Technologies, Inc. - Class A(a) (b)	55,994	1,503,999
Splunk, Inc.(a)	7,056	1,327,445
Tyler Technologies, Inc.(a)	7,222	2,517,300

		47,991,703

		116,105,457

Health Care – 24.1%
Biotechnology – 5.0%
Regeneron Pharmaceuticals, Inc.(a)	11,006	6,160,939
Vertex Pharmaceuticals, Inc.(a)	47,592	12,950,735

		19,111,674

Health Care Equipment & Supplies – 8.5%
ABIOMED, Inc.(a)	5,284	1,463,985
Align Technology, Inc.(a)	15,174	4,967,361
Edwards Lifesciences Corp.(a)	106,027	8,463,075
IDEXX Laboratories, Inc.(a)	11,784	4,632,408

Company	Shares	U.S. $ Value
Intuitive Surgical, Inc.(a)	18,331	$13,006,578

		32,533,407

Health Care Providers & Services – 4.6%
UnitedHealth Group, Inc.	56,550	17,630,593

Health Care Technology – 1.1%
Veeva Systems, Inc. - Class A(a)	15,377	4,323,859

Life Sciences Tools & Services – 1.2%
Illumina, Inc.(a)	9,717	3,003,330
Mettler-Toledo International, Inc.(a)	1,661	1,604,111

		4,607,441

Pharmaceuticals – 3.7%
Zoetis, Inc.	85,596	14,155,010

		92,361,984

Communication Services – 15.1%
Entertainment – 3.0%
Electronic Arts, Inc.(a)	63,815	8,322,114
Take-Two Interactive Software, Inc.(a)	18,065	2,984,700

		11,306,814

Interactive Media & Services – 12.1%
Alphabet, Inc. - Class C(a)	17,922	26,338,171
Facebook, Inc. - Class A(a)	76,749	20,100,563

		46,438,734

		57,745,548

Consumer Discretionary – 13.2%
Hotels, Restaurants & Leisure – 1.0%
Domino’s Pizza, Inc.	9,421	4,006,563

Internet & Direct Marketing Retail – 5.4%
Amazon.com, Inc.(a)	6,050	19,049,817
Etsy, Inc.(a)	12,624	1,535,457

		20,585,274

Specialty Retail – 4.2%
Burlington Stores, Inc.(a)	12,640	2,604,978
Home Depot, Inc. (The)	36,985	10,271,104
TJX Cos., Inc. (The)	54,634	3,040,382

		15,916,464

Textiles, Apparel & Luxury Goods – 2.6%
NIKE, Inc. - Class B	80,184	10,066,299

		50,574,600

Consumer Staples – 5.8%
Beverages – 3.9%
Monster Beverage Corp.(a)	184,211	14,773,722

Company	Shares	U.S. $ Value

Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	20,385	$7,236,675

		22,010,397

Industrials – 4.1%
Building Products – 0.9%
Allegion PLC	33,773	3,340,487

Commercial Services & Supplies – 1.1%
Copart, Inc.(a)	39,152	4,117,224

Electrical Equipment – 0.4%
AMETEK, Inc.	16,934	1,683,240

Industrial Conglomerates – 1.4%
Roper Technologies, Inc.	13,628	5,384,559

Machinery – 0.3%
IDEX Corp.	7,248	1,322,108

		15,847,618

Materials – 1.9%
Chemicals – 1.9%
Sherwin-Williams Co. (The)	10,145	7,068,427

Financials – 0.3%
Capital Markets – 0.3%
S&P Global, Inc.	2,986	1,076,752

Total Common Stocks (cost $247,018,216)		362,790,783

SHORT-TERM INVESTMENTS – 5.1%
Investment Companies – 5.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.05%(c) (d) (e) (cost $19,611,061)	19,611,061	19,611,061

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $266,629,277)		382,401,844

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $859,560)	859,560	859,560

Total Investments – 100.1% (cost $267,488,837)(f)		383,261,404

Other assets less liabilities – (0.1)%		(352,347)

Net Assets – 100.0%		$382,909,057

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,314,587 and gross unrealized depreciation of investments was $(542,020), resulting in net unrealized appreciation of $115,772,567.

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$362,790,783	$-0-	$-0-	$362,790,783
Short-Term Investments:
Investment Companies	19,611,061	-0-	-0-	19,611,061
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	859,560	-0-	-0-	859,560

Total Investments in Securities	383,261,404	-0-	-0-	383,261,404
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$383,261,404	$-0-	$-0-	$383,261,404

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$27,443	$141,483	$149,315	$19,611	$92
Government Money Market Portfolio*.	-0-	17,870	17,010	860	1
Total				$20,471	$93

*	Investment of cash collateral for securities lending transactions.